Fair Value Measurements (Details) - Level 3 - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities:
Warrant liabilities (Note 10)	$ 292	$ 0
Earnout Cash liability (Note 4)	$ 4,582	$ 0